Financial Derivatives Contracts for Hedge Accounting (Details) - Schedule of Other Comprehensive Income to Income - Cash flow hedge - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Comprehensive Income to Income [Line Items]
Cash flow hedge net gain (loss)	$ (22,006)	$ (35,337)	$ (40,112)
Bond hedging derivatives
Schedule of Other Comprehensive Income to Income [Line Items]
Cash flow hedge net gain (loss)	1,008	1,288	817
Interbank loans hedging derivatives
Schedule of Other Comprehensive Income to Income [Line Items]
Cash flow hedge net gain (loss)	(2,811)	0	(4,775)
Mortgage loans hedging derivatives
Schedule of Other Comprehensive Income to Income [Line Items]
Cash flow hedge net gain (loss)	$ (20,203)	$ (36,625)	$ (36,154)